Document And Entity Information	6 Months Ended
Jun. 30, 2025
Document Information Line Items
Entity Central Index Key	0002028336
Amendment Description	AMENDMENT NO. 2
Document Type	S-1/A
Entity Registrant Name	NEW ERA ENERGY & DIGITAL, INC.
Entity Incorporation, State or Country Code	NV
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true